Submission	Nov. 02, 2026
Submission [Line Items]
Central Index Key	0002023153
Registrant Name	HomesToLife Ltd
Registration File Number	333-298560
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES